RESTRICTED CASH AND INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2021
RESTRICTED CASH AND INVESTMENTS
Restricted cash and investments
	At December 31	At December 31
(in thousands)	2021	2020

Cash and cash equivalents	$2,866	$2,883
Investments	9,135	9,135
	$12,001	$12,018

Restricted cash and investments-by item:
Elliot Lake reclamation trust fund	$2,866	$2,883
Letters of credit facility pledged assets	9,000	9,000
Letters of credit additional collateral	135	135
	$12,001	$12,018